Annual Total Returns[BarChart] - PGIM Jennison Blend Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.17%)	13.24%	33.76%	7.31%	0.09%	6.58%	21.91%	(7.65%)	28.50%	27.47%